Nonparticipant-Directed Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Nonparticipant-Directed Investment [Line Items]
Schedule of Nonparticipant-Directed Investment
Information about the net assets and the significant components of the changes in net assets relating to the nonparticipant-directed investments is as follows:

	December 31,
	2025	2024
Net assets
1st Source Corporation common stock	$158	$—
Mutual funds	83,810,842	73,529,325
Money market funds	241,334	—
Total net assets - nonparticipant-directed investments	$84,052,334	$73,529,325

Year Ended December 31, 2025
Changes in net assets
Interest and dividends	$3,287,232
Employer contributions	5,310,150
Net appreciation in fair value of investments	7,676,955
Benefits paid to participants	(5,751,328)
Total changes in net assets - nonparticipant-directed investments	$10,523,009